PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Actual Asset Allocations (Details) - Pension Benefit Plans	Dec. 31, 2017	Dec. 31, 2016
U.S. Plan | Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	60.00%	61.00%
U.S. Plan | Fixed income securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	30.00%	39.00%
U.S. Plan | Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	10.00%	0.00%
U.S. Plan | Cash
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	0.00%	0.00%
Non-U.S. Plans | Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	23.00%	47.00%
Non-U.S. Plans | Fixed income securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	66.00%	42.00%
Non-U.S. Plans | Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	11.00%	11.00%